Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities	Accrued expenses and other current liabilities consisted of the following:
	2024	2023
	In thousands of USD
Salary payable	$1,477	$1,224
Others	150	88
Total	$1,627	$1,312